Borrowings (Details) - Schedule of unsecured borrowings at amortized cost - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Borrowings at amortized cost 1
Syndicated term loan	[1]	$ 38,626	$ 46,505
Other term loan	[1]	95,720	51,593
Lease liabilities	[1]	34,192	31,747
Factoring obligations	[1]	2,317	10,609
Bank overdrafts	[1]	80	55
Notes	[1]	115,000	112,857
Total Interest bearing liabilities	[1]	285,935	253,366
Current		257,525	74,646
Non- Current		$ 28,410	$ 178,720

[1]	Borrowings at amortized cost are unsecured, with the exception of factoring obligations which are collateralized by trade receivables. Refer to Note 18. Trade and other receivables, net.